Subsequent events	3 Months Ended
Mar. 31, 2019
Subsequent Events
NOTE 6 - Subsequent events

The corporation has determined there are no subsequent events except below:

On April 2, 2019, the corporation granted three of independent directors and two senior officers total 360,000 stock option as compensation to their service. The stock option exercise price is $2.08 with a ten year term, and total valued at $680,290.